ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	$ 356,413	$ 381,325
Balance	277,654	356,413
Foreign currency translation adjustments
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Foreign currency translation adjustments	2,046	1,914
(Loss) gain on long term intercompany balances
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Foreign currency translation adjustments	(5,198)	5,722
Accumulated other comprehensive loss
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Balance	(5,580)	(13,216)
Balance	$ (8,732)	$ (5,580)